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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              001957109      677 13450.00 SH       SOLE                 13450.00
America Online Inc             COM              02364J104     3773 49720.00 SH       SOLE                 49720.00
American Home Products Corp.   COM              026609107      989 25200.00 SH       SOLE                 25200.00
American International Group I COM              026874107     8049 74445.00 SH       SOLE                 74445.00
Amgen Inc                      COM              031162100     4142 69030.00 SH       SOLE                 69030.00
Automatic Data Processing Com  COM              053015103      520  9500.00 SH       SOLE                  9500.00
Bank of America Corp.          COM              060505104      298  5881.00 SH       SOLE                  5881.00
Bell Atlantic Corp.            COM              077853109      920 14944.00 SH       SOLE                 14944.00
Bellsouth Corp                 COM              079860102     1006 21480.00 SH       SOLE                 21480.00
Berkshire Hathaway  Hldg Co Cl COM              084670207     1526   834.00 SH       SOLE                   834.00
Biogen Inc                     COM              090597105     1271 15050.00 SH       SOLE                 15050.00
Bristol-Myers Squibb Co        COM              110122108     4212 65620.00 SH       SOLE                 65620.00
Cardinal Health Inc Com        COM              14149Y108     4870 101715.00SH       SOLE                101715.00
CenturyTel Inc Com             COM              156700106     1529 32273.00 SH       SOLE                 32273.00
Chase Manhattan Corp Com New   COM              16161a108     2744 35325.00 SH       SOLE                 35325.00
Chubb Corp                     COM              171232101      258  4564.00 SH       SOLE                  4564.00
Cisco Systems Inc              COM              17275r102    12011 112185.00SH       SOLE                112185.00
Citigroup Inc Com              COM              172967101     6987 125470.00SH       SOLE                125470.00
Clorox Co. Common              COM              189054109      542 10750.00 SH       SOLE                 10750.00
Coca-Cola Company              COM              191216100     3029 52000.00 SH       SOLE                 52000.00
Compaq Computer Corp.          COM              204493100      513 18700.00 SH       SOLE                 18700.00
Dell Computer Corp             COM              247025109     2129 41800.00 SH       SOLE                 41800.00
Duke Energy Corp Com           COM              264399106      299  5900.00 SH       SOLE                  5900.00
E M C Corp (Mass) Com          COM              268648102    11221 102705.00SH       SOLE                102705.00
Exxon Mobil Corp               COM              30231g102     2101 26074.11 SH       SOLE                 26074.11
Federal National Mortgage Asso COM              313586109     2698 43215.00 SH       SOLE

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